OPTIONS (Details)	12 Months Ended
Jun. 30, 2019 $ / shares shares
Statement Line Items [Line Items]
Outstanding options	1,750,000
Executive Officers
Statement Line Items [Line Items]
Outstanding options	900,000
Weighted average exercise price | $ / shares	$ .78
Weighted average life remaining	1.62 years
Directors
Statement Line Items [Line Items]
Outstanding options	100,000
Weighted average exercise price | $ / shares	$ .40
Weighted average life remaining	1.55 years
Consultants
Statement Line Items [Line Items]
Outstanding options	750,000
Weighted average exercise price | $ / shares	$ .70
Weighted average life remaining	1.60 years